Accounts payable - Summary of Accounts Payable (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Trade and other payables	$ 966,821	$ 819,548
Account payable [Member]
Statement [LineItems]
Trade and other payables	766,805	419,520
Estimated account payable [Member]
Statement [LineItems]
Trade and other payables	$ 200,016	$ 400,028